Advance to Suppliers, Net - Schedule of Movements in Allowance of Doubtful Accounts (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movements in Allowance of Doubtful Accounts [Abstract]
Beginning balance		¥ 4,871,715	¥ 5,216,045
Additions
Reversal			(344,330)
Write-off		(4,871,715)
Ending balance			¥ 4,871,715